Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments and Risk Management
Accounts receivable	$ 153	$ 65
Accounts payable	(71)	(85)
Balance, at fair value	82	(20)
Level 1
Financial Instruments and Risk Management
Accounts receivable	70	41
Accounts payable	(43)	(51)
Balance, at fair value	27	(10)
Level 2
Financial Instruments and Risk Management
Accounts receivable	83	24
Accounts payable	(28)	(34)
Balance, at fair value	$ 55	$ (10)